Taxes and other receivables - Components of taxes and other receivables (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes and Other Receivables [Abstract]
Government grants		$ 34,168	$ 26,900
Other receivables		11,331	11,902
Taxes and other receivables	$ 76,894	$ 45,499	$ 38,802